GOLDMAN SACHS EQUAL WEIGHT U.S. LARGE CAP EQUITY ETF

Schedule of Investments

November 30, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – 99.8%
Communication Services – 5.3%
10,210	Activision Blizzard, Inc.	$ 811,491
462	Alphabet, Inc., Class A*	810,533
462	Alphabet, Inc., Class C*	813,462
28,271	Altice USA, Inc., Class A*	958,952
29,863	AT&T, Inc.	858,561
434	Cable One, Inc.	859,611
92,741	CenturyLink, Inc.	969,143
1,275	Charter Communications, Inc., Class A*	831,287
18,388	Comcast Corp., Class A	923,813
6,474	Electronic Arts, Inc.*	827,053
2,847	Facebook, Inc., Class A*	788,534
6,248	IAC/InterActiveCorp*	887,153
5,448	Liberty Broadband Corp., Class C*	857,243
6,389	Match Group, Inc.*	889,413
1,623	Netflix, Inc.*	796,406
17,002	Omnicom Group, Inc.	1,071,126
13,284	Pinterest, Inc., Class A*	930,146
3,812	Roku, Inc.*	1,119,089
19,427	Snap, Inc., Class A*	862,947
4,913	Take-Two Interactive Software, Inc.*	886,846
7,058	T-Mobile US, Inc.*	938,290
19,485	Twitter, Inc.*	906,247
14,158	Verizon Communications, Inc.	855,285
27,228	ViacomCBS, Inc., Class B	960,604
6,466	Walt Disney Co. (The)	957,033
8,164	Zillow Group, Inc., Class C*	880,161

		23,250,429

Consumer Discretionary – 9.8%
5,147	Advance Auto Parts, Inc.	760,212
256	Amazon.com, Inc.*	811,018
687	AutoZone, Inc.*	781,566
6,767	Best Buy Co., Inc.	736,250
466	Booking Holdings, Inc.*	945,258
4,072	Burlington Stores, Inc.*	889,895
8,769	CarMax, Inc.*	819,726
4,103	Carvana Co.*	1,026,612
630	Chipotle Mexican Grill, Inc.*	812,341
8,428	Darden Restaurants, Inc.	910,055
3,748	Dollar General Corp.	819,238
8,504	Dollar Tree, Inc.*	928,977
2,079	Domino’s Pizza, Inc.	816,153

Shares	Description	Value

Common Stocks – (continued)
Consumer Discretionary – (continued)
11,013	D.R. Horton, Inc.	$ 820,468
20,791	DraftKings, Inc., Class A*(a)	1,088,617
16,903	eBay, Inc.	852,418
5,977	Etsy, Inc.*	960,504
8,123	Expedia Group, Inc.	1,011,232
104,432	Ford Motor Co.	948,243
7,293	Garmin Ltd.	851,531
22,939	General Motors Co.	1,005,646
8,360	Genuine Parts Co.	822,373
9,720	Hasbro, Inc.	904,252
8,497	Hilton Worldwide Holdings, Inc.	880,544
2,853	Home Depot, Inc. (The)	791,451
15,994	Las Vegas Sands Corp.	891,026
10,319	Lennar Corp., Class A	782,799
4,798	Lowe’s Cos., Inc.	747,624
8,137	Marriott International, Inc., Class A	1,032,341
3,724	McDonald’s Corp.	809,747
6,380	NIKE, Inc., Class B	859,386
190	NVR, Inc.*	759,464
1,779	O’Reilly Automotive, Inc.*	787,101
7,003	Peloton Interactive, Inc., Class A*	814,799
2,137	Pool Corp.	739,637
16,439	PulteGroup, Inc.	717,234
8,700	Ross Stores, Inc.	935,424
13,957	Royal Caribbean Cruises Ltd.	1,099,951
8,966	Starbucks Corp.	878,847
5,160	Target Corp.	926,375
1,916	Tesla, Inc.*	1,087,522
6,225	Tiffany & Co.	818,463
15,042	TJX Cos., Inc. (The)	955,317
5,940	Tractor Supply Co.	836,411
3,698	Ulta Beauty, Inc.*	1,018,429
11,521	VF Corp.	960,851
3,029	Wayfair, Inc., Class A*	770,456
4,155	Whirlpool Corp.	808,605
8,174	Yum! Brands, Inc.	864,809

		42,897,198

Consumer Staples – 6.1%
21,101	Altria Group, Inc.	840,453
17,147	Archer-Daniels-Midland Co.	853,406
10,849	Brown-Forman Corp., Class B	875,080

GOLDMAN SACHS EQUAL WEIGHT U.S. LARGE CAP EQUITY ETF

Schedule of Investments (continued)

November 30, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Consumer Staples – (continued)
16,871	Campbell Soup Co.	$ 843,888
9,017	Church & Dwight Co., Inc.	791,422
3,753	Clorox Co. (The)	761,709
16,299	Coca-Cola Co. (The)	841,028
9,553	Colgate-Palmolive Co.	818,119
22,354	Conagra Brands, Inc.	817,262
4,439	Constellation Brands, Inc., Class A	913,724
2,153	Costco Wholesale Corp.	843,481
3,557	Estee Lauder Cos., Inc. (The), Class A	872,603
13,250	General Mills, Inc.	805,865
5,609	Hershey Co. (The)	829,515
16,283	Hormel Foods Corp.	768,232
6,977	J M Smucker Co. (The)	817,704
12,586	Kellogg Co.	804,371
28,715	Keurig Dr Pepper, Inc.	874,372
5,982	Kimberly-Clark Corp.	833,352
25,250	Kraft Heinz Co. (The)	831,735
25,134	Kroger Co. (The)	829,422
11,881	Lamb Weston Holdings, Inc.	859,947
4,273	McCormick & Co., Inc.	798,966
14,830	Mondelez International, Inc., Class A	851,984
9,867	Monster Beverage Corp.*	836,524
5,841	PepsiCo, Inc.	842,448
11,175	Philip Morris International, Inc.	846,506
5,722	Procter & Gamble Co. (The)	794,614
13,316	Sysco Corp.	949,298
14,184	Tyson Foods, Inc., Class A	924,797
21,834	Walgreens Boots Alliance, Inc.	829,910
5,677	Walmart, Inc.	867,389

		26,869,126

Energy – 3.5%
16,491	Cheniere Energy, Inc.*	934,875
11,157	Chevron Corp.	972,667
26,839	ConocoPhillips	1,061,751
22,401	EOG Resources, Inc.	1,050,159
24,077	Exxon Mobil Corp.	918,056
21,477	Hess Corp.	1,013,285
66,969	Kinder Morgan, Inc.	963,014
25,087	Marathon Petroleum Corp.	975,383
82,098	Occidental Petroleum Corp.	1,293,864
27,851	ONEOK, Inc.	999,015

Shares	Description	Value

Common Stocks – (continued)
Energy – (continued)
16,733	Phillips 66	$ 1,013,685
9,575	Pioneer Natural Resources Co.	963,053
51,069	Schlumberger NV	1,061,725
20,531	Valero Energy Corp.	1,103,952
41,803	Williams Cos., Inc. (The)	877,027

		15,201,511

Financials – 12.5%
22,097	Aflac, Inc.	970,721
8,695	Allstate Corp. (The)	889,933
8,407	American Express Co.	996,986
25,348	American International Group, Inc.	974,377
4,731	Ameriprise Financial, Inc.	876,370
110,500	Annaly Capital Management, Inc. REIT	884,000
4,459	Aon PLC, Class A	913,605
25,290	Arch Capital Group Ltd.*	814,212
7,256	Arthur J Gallagher & Co.	837,415
34,063	Bank of America Corp.	959,214
23,021	Bank of New York Mellon Corp. (The)	900,582
3,908	Berkshire Hathaway, Inc., Class B*	894,580
1,251	BlackRock, Inc.	873,636
14,732	Blackstone Group, Inc. (The), Class A	877,291
17,775	Brown & Brown, Inc.	800,408
10,546	Capital One Financial Corp.	903,159
19,757	Charles Schwab Corp. (The)	963,746
6,016	Chubb Ltd.	889,345
11,130	Cincinnati Financial Corp.	849,776
19,032	Citigroup, Inc.	1,048,092
30,007	Citizens Financial Group, Inc.	980,029
5,294	CME Group, Inc.	926,609
11,801	Discover Financial Services	898,882
2,468	FactSet Research Systems, Inc.	823,720
23,518	Fidelity National Financial, Inc.	846,413
34,498	Fifth Third Bancorp	874,179
6,557	First Republic Bank	849,525
4,076	Goldman Sachs Group, Inc. (The)(b)	939,844
20,997	Hartford Financial Services Group, Inc. (The)	928,067
79,648	Huntington Bancshares, Inc.	962,148
8,147	Intercontinental Exchange, Inc.	859,590
8,054	JPMorgan Chase & Co.	949,406
62,644	KeyCorp	968,476
22,025	KKR & Co., Inc.	835,408

GOLDMAN SACHS EQUAL WEIGHT U.S. LARGE CAP EQUITY ETF

Schedule of Investments (continued)

November 30, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Financials – (continued)
8,013	M&T Bank Corp.	$ 933,434
828	Markel Corp.*	806,331
1,415	MarketAxess Holdings, Inc.	762,940
7,403	Marsh & McLennan Cos., Inc.	848,680
20,536	MetLife, Inc.	948,147
2,852	Moody’s Corp.	805,234
15,698	Morgan Stanley	970,607
2,081	MSCI, Inc.	852,003
6,238	Nasdaq, Inc.	798,402
10,006	Northern Trust Corp.	931,759
7,046	PNC Financial Services Group, Inc. (The)	972,841
19,555	Principal Financial Group, Inc.	973,643
8,418	Progressive Corp. (The)	733,292
12,492	Prudential Financial, Inc.	944,645
10,377	Raymond James Financial, Inc.	943,788
60,713	Regions Financial Corp.	927,088
2,309	S&P Global, Inc.	812,260
13,222	State Street Corp.	931,887
2,696	SVB Financial Group*	929,743
30,121	Synchrony Financial	917,787
5,985	T. Rowe Price Group, Inc.	858,309
6,453	Travelers Cos., Inc. (The)	836,631
18,786	Truist Financial Corp.	872,046
20,473	US Bancorp	884,638
13,040	W R Berkley Corp.	849,295
36,693	Wells Fargo & Co.	1,003,554
4,436	Willis Towers Watson PLC	923,531

		54,732,259

Health Care – 13.9%
7,200	Abbott Laboratories	779,184
8,447	AbbVie, Inc.	883,387
3,030	ABIOMED, Inc.*	830,523
7,468	Agilent Technologies, Inc.	873,009
6,620	Alexion Pharmaceuticals, Inc.*	808,368
1,699	Align Technology, Inc.*	817,712
5,837	Alnylam Pharmaceuticals, Inc.*	758,285
7,695	AmerisourceBergen Corp.	793,431
3,472	Amgen, Inc.	770,923
2,482	Anthem, Inc.	773,193
10,537	Baxter International, Inc.	801,550
3,350	Becton Dickinson and Co.	786,714

Shares	Description	Value

Common Stocks – (continued)
Health Care – (continued)
2,353	Biogen, Inc.*	$ 565,120
10,403	BioMarin Pharmaceutical, Inc.*	818,716
1,299	Bio-Rad Laboratories, Inc., Class A*	699,511
22,966	Boston Scientific Corp.*	761,323
12,363	Bristol-Myers Squibb Co.	771,451
16,107	Cardinal Health, Inc.	879,281
7,922	Catalent, Inc.*	761,621
12,465	Centene Corp.*	768,467
10,999	Cerner Corp.	823,165
3,275	Charles River Laboratories International, Inc.*	768,053
3,875	Cigna Corp.	810,417
2,448	Cooper Cos., Inc. (The)	820,619
13,300	CVS Health Corp.	901,607
3,339	Danaher Corp.	750,040
16,738	DENTSPLY SIRONA, Inc.	851,797
2,387	DexCom, Inc.*	763,076
10,577	Edwards Lifesciences Corp.*	887,305
25,615	Elanco Animal Health, Inc.*	783,563
5,467	Eli Lilly and Co.	796,269
6,474	Exact Sciences Corp.*	783,742
13,362	Gilead Sciences, Inc.	810,673
5,969	HCA Healthcare, Inc.	896,007
13,493	Henry Schein, Inc.*	867,735
11,085	Hologic, Inc.*	766,306
9,923	Horizon Therapeutics PLC*	698,877
1,817	Humana, Inc.	727,745
1,709	IDEXX Laboratories, Inc.*	787,815
2,651	Illumina, Inc.*	853,861
8,911	Incyte Corp.*	753,336
3,463	Insulet Corp.*	892,450
1,142	Intuitive Surgical, Inc.*	829,149
4,698	IQVIA Holdings, Inc.*	793,915
5,771	Johnson & Johnson	834,948
3,868	Laboratory Corp. of America Holdings*	772,981
3,358	Masimo Corp.*	854,577
4,928	McKesson Corp.	886,596
7,824	Medtronic PLC	889,589
9,870	Merck & Co., Inc.	793,449
753	Mettler-Toledo International, Inc.*	865,980
11,618	Moderna, Inc.*	1,774,533
3,721	Molina Healthcare, Inc.*	759,568

GOLDMAN SACHS EQUAL WEIGHT U.S. LARGE CAP EQUITY ETF

Schedule of Investments (continued)

November 30, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Health Care – (continued)
6,033	PerkinElmer, Inc.	$ 802,389
21,437	Pfizer, Inc.	821,251
16,083	QIAGEN NV*	776,166
6,407	Quest Diagnostics, Inc.	794,340
1,393	Regeneron Pharmaceuticals, Inc.*	718,830
3,868	ResMed, Inc.	810,733
5,345	Sarepta Therapeutics, Inc.*	752,897
4,435	Seagen, Inc.*	755,325
4,500	STERIS PLC	872,145
3,810	Stryker Corp.	889,254
3,980	Teladoc Health, Inc.*	791,105
2,413	Teleflex, Inc.	923,576
1,588	Thermo Fisher Scientific, Inc.	738,388
2,300	UnitedHealth Group, Inc.	773,582
4,702	Varian Medical Systems, Inc.*	818,054
2,883	Veeva Systems, Inc., Class A*	798,216
3,735	Vertex Pharmaceuticals, Inc.*	850,646
2,659	Viatris, Inc.*	44,724
3,752	Waters Corp.*	870,501
2,796	West Pharmaceutical Services, Inc.	769,347
5,810	Zimmer Biomet Holdings, Inc.	866,387
4,709	Zoetis, Inc.	755,229

		60,544,597

Industrials – 12.8%
4,978	3M Co.	859,850
7,834	Allegion PLC	893,389
7,697	AMETEK, Inc.	912,325
5,281	Boeing Co. (The)	1,112,760
21,886	Carrier Global Corp.	833,200
5,133	Caterpillar, Inc.	891,037
9,019	C.H. Robinson Worldwide, Inc.	847,515
2,393	Cintas Corp.	850,233
6,730	Copart, Inc.*	776,978
895	CoStar Group, Inc.*	814,960
9,356	CSX Corp.	842,508
3,627	Cummins, Inc.	838,454
3,431	Deere & Co.	897,618
26,105	Delta Air Lines, Inc.	1,050,726
7,026	Dover Corp.	857,383
7,533	Eaton Corp. PLC	912,322
11,767	Emerson Electric Co.	903,941

Shares	Description	Value

Common Stocks – (continued)
Industrials – (continued)
5,246	Equifax, Inc.	$ 875,557
9,229	Expeditors International of Washington, Inc.	824,796
17,413	Fastenal Co.	861,073
2,941	FedEx Corp.	842,832
12,605	Fortive Corp.	883,989
9,263	Fortune Brands Home & Security, Inc.	773,461
3,680	Generac Holdings, Inc.*	793,408
5,703	General Dynamics Corp.	851,743
102,149	General Electric Co.	1,039,877
4,508	Honeywell International, Inc.	919,271
4,542	IDEX Corp.	877,287
9,399	IHS Markit Ltd.	934,825
3,956	Illinois Tool Works, Inc.	835,072
21,331	Ingersoll Rand, Inc.*	944,323
8,344	Jacobs Engineering Group, Inc.	899,817
6,327	J.B. Hunt Transport Services, Inc.	855,917
19,168	Johnson Controls International PLC	882,495
4,436	Kansas City Southern	825,850
4,357	L3Harris Technologies, Inc.	836,500
2,152	Lockheed Martin Corp.	785,480
14,154	Masco Corp.	759,645
4,018	Nordson Corp.	818,909
3,570	Norfolk Southern Corp.	846,161
2,525	Northrop Grumman Corp.	763,207
4,011	Old Dominion Freight Line, Inc.	815,677
12,898	Otis Worldwide Corp.	863,392
9,052	PACCAR, Inc.	788,067
3,639	Parker-Hannifin Corp.	972,559
14,089	Raytheon Technologies Corp.	1,010,463
8,583	Republic Services, Inc.	830,148
3,278	Rockwell Automation, Inc.	837,726
2,068	Roper Technologies, Inc.	883,036
20,634	Southwest Airlines Co.	956,180
4,617	Stanley Black & Decker, Inc.	850,959
2,413	Teledyne Technologies, Inc.*	911,969
5,863	Trane Technologies PLC	857,405
1,581	TransDigm Group, Inc.	915,699
9,414	TransUnion	857,521
19,919	Uber Technologies, Inc.*	989,178
4,267	Union Pacific Corp.	870,809
4,961	United Parcel Service, Inc., Class B	848,678
4,334	United Rentals, Inc.*	983,731

GOLDMAN SACHS EQUAL WEIGHT U.S. LARGE CAP EQUITY ETF

Schedule of Investments (continued)

November 30, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Industrials – (continued)
4,177	Verisk Analytics, Inc.	$ 828,341
6,939	Waste Management, Inc.	826,643
12,723	Westinghouse Air Brake Technologies Corp.	932,596
2,182	W.W. Grainger, Inc.	912,731
9,211	Xylem, Inc.	883,980

		56,054,182

Information Technology – 20.0%
3,554	Accenture PLC, Class A	885,266
1,669	Adobe, Inc.*	798,566
10,144	Advanced Micro Devices, Inc.*	939,943
8,213	Akamai Technologies, Inc.*	850,128
6,980	Amphenol Corp., Class A	913,054
6,553	Analog Devices, Inc.	911,391
2,468	ANSYS, Inc.*	834,332
7,088	Apple, Inc.	843,826
12,728	Applied Materials, Inc.	1,049,805
3,188	Arista Networks, Inc.*	862,992
3,323	Autodesk, Inc.*	931,204
4,870	Automatic Data Processing, Inc.	846,796
5,238	Avalara, Inc.*	899,627
8,533	Black Knight, Inc.*	781,793
9,359	Booz Allen Hamilton Holding Corp.	812,268
2,221	Broadcom, Inc.	891,909
5,606	Broadridge Financial Solutions, Inc.	823,409
6,821	Cadence Design Systems, Inc.*	793,282
6,070	CDW Corp.	792,074
8,806	Ceridian HCM Holding, Inc.*	849,075
22,112	Cisco Systems, Inc.	951,258
6,944	Citrix Systems, Inc.	860,501
11,216	Cognex Corp.	842,770
11,044	Cognizant Technology Solutions Corp., Class A	862,868
24,041	Corning, Inc.	899,614
2,954	Coupa Software, Inc.*	971,600
6,012	Crowdstrike Holdings, Inc., Class A*	921,519
8,375	Datadog, Inc., Class A*	828,455
13,075	Dell Technologies, Inc., Class C*	902,567
3,555	DocuSign, Inc.*	810,113
8,013	Enphase Energy, Inc.*	1,094,335
2,445	EPAM Systems, Inc.*	788,097
1,860	Fair Isaac Corp.*	879,371

Shares	Description	Value

Common Stocks – (continued)
Information Technology – (continued)
6,088	Fidelity National Information Services, Inc.	$ 903,520
8,006	Fiserv, Inc.*	922,131
3,411	FleetCor Technologies, Inc.*	904,631
7,051	Fortinet, Inc.*	868,895
5,723	Gartner, Inc.*	869,896
4,749	Global Payments, Inc.	926,957
10,340	GoDaddy, Inc., Class A*	822,444
89,676	Hewlett Packard Enterprise Co.	990,023
44,090	HP, Inc.	966,894
2,512	HubSpot, Inc.*	990,557
17,760	Intel Corp.	858,696
7,193	International Business Machines Corp.	888,479
2,373	Intuit, Inc.	835,343
5,109	Jack Henry & Associates, Inc.	821,834
7,488	Keysight Technologies, Inc.*	898,860
3,728	KLA Corp.	939,344
2,156	Lam Research Corp.	975,935
8,780	Leidos Holdings, Inc.	884,146
21,049	Marvell Technology Group Ltd.	974,358
2,632	Mastercard, Inc., Class A	885,694
11,023	Maxim Integrated Products, Inc.	915,350
7,227	Microchip Technology, Inc.	971,237
15,768	Micron Technology, Inc.*	1,010,571
3,755	Microsoft Corp.	803,833
3,348	MongoDB, Inc.*	961,914
2,422	Monolithic Power Systems, Inc.	774,943
4,951	Motorola Solutions, Inc.	849,245
17,902	NetApp, Inc.	954,356
36,709	NortonLifeLock, Inc.	669,205
1,497	NVIDIA Corp.	802,482
3,600	Okta, Inc.*	882,144
14,191	Oracle Corp.	819,105
3,423	Palo Alto Networks, Inc.*	1,006,088
9,412	Paychex, Inc.	876,728
2,068	Paycom Software, Inc.*	862,521
4,302	PayPal Holdings, Inc.*	921,144
6,141	Qorvo, Inc.*	962,172
6,385	QUALCOMM, Inc.	939,680
2,995	RingCentral, Inc., Class A*	889,665
3,246	salesforce.com, Inc.*	797,867
16,015	Seagate Technology PLC	941,842
1,589	ServiceNow, Inc.*	849,400

GOLDMAN SACHS EQUAL WEIGHT U.S. LARGE CAP EQUITY ETF

Schedule of Investments (continued)

November 30, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Information Technology – (continued)
5,782	Skyworks Solutions, Inc.	$ 816,245
31,083	Slack Technologies, Inc., Class A*	1,332,839
3,917	Splunk, Inc.*	799,773
4,832	Square, Inc., Class A*	1,019,359
12,769	SS&C Technologies Holdings, Inc.	879,656
3,505	Synopsys, Inc.*	797,388
7,939	TE Connectivity Ltd.	904,808
8,630	Teradyne, Inc.	952,234
5,352	Texas Instruments, Inc.	863,010
1,268	Trade Desk, Inc. (The), Class A*	1,142,557
15,457	Trimble, Inc.*	925,411
2,689	Twilio, Inc., Class A*	860,722
1,988	Tyler Technologies, Inc.*	850,069
4,064	VeriSign, Inc.*	815,726
4,174	Visa, Inc., Class A	878,001
6,027	VMware, Inc., Class A*(a)	843,117
21,648	Western Digital Corp.	971,562
3,735	Workday, Inc., Class A*	839,591
6,417	Xilinx, Inc.	933,994
2,500	Zebra Technologies Corp., Class A*	946,050
6,615	Zendesk, Inc.*	883,103
1,719	Zoom Video Communications, Inc., Class A*	822,301
5,671	Zscaler, Inc.*	883,258

		87,474,711

Materials – 4.8%
2,816	Air Products and Chemicals, Inc.	788,874
5,634	Avery Dennison Corp.	841,382
8,444	Ball Corp.	810,708
6,918	Celanese Corp.	894,705
24,517	Corteva, Inc.	939,491
8,585	Crown Holdings, Inc.*	809,136
17,124	Dow, Inc.	907,743
13,771	DuPont de Nemours, Inc.	873,632
9,703	Eastman Chemical Co.	945,072
4,218	Ecolab, Inc.	937,029
7,662	FMC Corp.	888,869
44,617	Freeport-McMoRan, Inc.	1,043,592
7,657	International Flavors & Fragrances, Inc.(a)	858,350
17,754	International Paper Co.	878,468
11,349	LyondellBasell Industries NV, Class A	965,800
3,113	Martin Marietta Materials, Inc.	826,906

Shares	Description	Value

Common Stocks – (continued)
Materials – (continued)
12,268	Newmont Corp.	$ 721,604
16,911	Nucor Corp.	908,121
6,781	Packaging Corp. of America	881,530
6,038	PPG Industries, Inc.	886,197
9,067	RPM International, Inc.	797,987
1,123	Sherwin-Williams Co. (The)	839,588
5,866	Vulcan Materials Co.	819,187
20,634	Westrock Co.	870,961

		20,934,932

Real Estate – 5.6%
5,127	Alexandria Real Estate Equities, Inc. REIT	839,444
3,366	American Tower Corp. REIT	778,219
5,461	AvalonBay Communities, Inc. REIT	909,748
10,697	Boston Properties, Inc. REIT	1,050,018
15,433	CBRE Group, Inc., Class A*	943,574
4,984	Crown Castle International Corp. REIT	835,169
5,431	Digital Realty Trust, Inc. REIT	731,827
20,027	Duke Realty Corp. REIT	762,228
1,047	Equinix, Inc. REIT	730,586
13,175	Equity LifeStyle Properties, Inc. REIT	771,923
15,844	Equity Residential REIT	917,684
3,610	Essex Property Trust, Inc. REIT	887,627
6,887	Extra Space Storage, Inc. REIT	776,371
28,312	Healthpeak Properties, Inc. REIT	817,084
28,546	Invitation Homes, Inc. REIT	815,845
42,745	Medical Properties Trust, Inc. REIT	829,253
6,586	Mid-America Apartment Communities, Inc. REIT	830,890
7,639	Prologis, Inc. REIT	764,282
3,413	Public Storage REIT	766,082
13,865	Realty Income Corp. REIT	831,484
2,685	SBA Communications Corp. REIT	771,078
12,698	Simon Property Group, Inc. REIT	1,048,474
5,725	Sun Communities, Inc. REIT	795,775
23,720	UDR, Inc. REIT	912,508
19,331	Ventas, Inc. REIT	926,148
33,371	VICI Properties, Inc. REIT	843,953
14,092	Welltower, Inc. REIT	887,514
28,359	Weyerhaeuser Co. REIT	823,545
12,336	W.P. Carey, Inc. REIT	853,775

		24,452,108

GOLDMAN SACHS EQUAL WEIGHT U.S. LARGE CAP EQUITY ETF

Schedule of Investments (continued)

November 30, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Utilities – 5.5%
40,142	AES Corp. (The)	$ 820,502
14,473	Alliant Energy Corp.	761,280
9,595	Ameren Corp.	746,299
8,896	American Electric Power Co., Inc.	755,181
5,133	American Water Works Co., Inc.	787,300
8,296	Atmos Energy Corp.	795,503
36,835	CenterPoint Energy, Inc.	854,204
12,389	CMS Energy Corp.	762,419
9,975	Consolidated Edison, Inc.	760,594
9,648	Dominion Energy, Inc.	757,272
6,383	DTE Energy Co.	803,045
8,510	Duke Energy Corp.	788,537
13,857	Edison International	850,266
7,538	Entergy Corp.	820,511
19,241	Essential Utilities, Inc.	871,232
14,163	Evergy, Inc.	784,772
8,778	Eversource Energy	768,163
19,061	Exelon Corp.	782,835
27,131	FirstEnergy Corp.	720,599
10,964	NextEra Energy, Inc.	806,841
33,580	NiSource, Inc.	812,636
80,598	PG&E Corp.*	1,023,595
9,724	Pinnacle West Capital Corp.	795,909
28,474	PPL Corp.	809,231
13,688	Public Service Enterprise Group, Inc.	797,737
6,216	Sempra Energy	792,416
13,460	Southern Co. (The)	805,581
44,583	Vistra Corp.	832,810
7,834	WEC Energy Group, Inc.	743,838
11,027	Xcel Energy, Inc.	742,779

		23,953,887

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $357,505,019)		$436,364,940

Shares	Dividend Rate	Value

Securities Lending Reinvestment Vehicle – 0.4%(b)
Goldman Sachs Financial Square Government Fund – Institutional Shares
1,697,821	0.016%	$ 1,697,821
(Cost $1,697,821)

TOTAL INVESTMENTS – 100.2% (Cost $359,202,840)		$438,062,761

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.2)%		(872,310)

NET ASSETS – 100.0%		$437,190,451

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	Represents an affiliated issuer.

Investment Abbreviations:
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

GOLDMAN SACHS HEDGE INDUSTRY VIP ETF

Schedule of Investments

November 30, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – 99.9%
Communication Services – 26.0%
1,504	Alphabet, Inc., Class A*	$ 2,638,618
4,159	Charter Communications, Inc., Class A*	2,711,626
9,564	Facebook, Inc., Class A*	2,648,941
30,376	GCI Liberty, Inc., Class A*	2,767,861
19,746	IAC/InterActiveCorp*	2,803,735
17,530	Liberty Broadband Corp., Class C*	2,758,346
62,335	Liberty Media Corp.-Liberty SiriusXM, Class C*	2,556,358
5,569	Netflix, Inc.*	2,732,708
42,605	Pinterest, Inc., Class A*	2,983,202
14,970	Sea Ltd. ADR (Taiwan)*	2,700,139
20,738	T-Mobile US, Inc.*	2,756,910
62,437	Twitter, Inc.*	2,903,945
18,441	Walt Disney Co. (The)	2,729,452

		35,691,841

Consumer Discretionary – 20.6%
10,329	Alibaba Group Holding Ltd. ADR (China)*	2,720,246
852	Amazon.com, Inc.*	2,699,170
1,265	Booking Holdings, Inc.*	2,565,989
42,220	Caesars Entertainment, Inc.*	2,876,026
12,704	Carvana Co.*	3,178,668
21,592	Expedia Group, Inc.	2,687,988
31,292	JD.com, Inc. ADR (China)*	2,670,772
2,074	MercadoLibre, Inc. (Argentina)*	3,221,606
26,182	Peloton Interactive, Inc., Class A*	3,046,276
20,290	Tiffany & Co.	2,667,729

		28,334,470

Financials – 10.1%
96,734	Bank of America Corp.	2,724,029
11,446	Berkshire Hathaway, Inc., Class B*	2,620,104
52,935	Citigroup, Inc.	2,915,130
22,745	JPMorgan Chase & Co.	2,681,181
107,146	Wells Fargo & Co.	2,930,443

		13,870,887

Health Care – 7.7%
20,874	Alexion Pharmaceuticals, Inc.*	2,548,924
160,237	Change Healthcare, Inc.*	2,744,860

Shares	Description	Value

Common Stocks – (continued)
Health Care – (continued)
17,573	HCA Healthcare, Inc.	$ 2,637,883
15,359	Varian Medical Systems, Inc.*	2,672,159

		10,603,826

Industrials – 5.9%
9,534	FedEx Corp.	2,732,254
4,648	TransDigm Group, Inc.	2,692,075
54,215	Uber Technologies, Inc.*	2,692,317

		8,116,646

Information Technology – 27.8%
22,177	Apple, Inc.	2,640,172
18,040	Fidelity National Information Services, Inc.	2,677,316
24,318	Fiserv, Inc.*	2,800,947
14,046	Global Payments, Inc.	2,741,639
35,860	GoDaddy, Inc., Class A*	2,852,304
7,954	Mastercard, Inc., Class A	2,676,600
43,129	Micron Technology, Inc.*	2,764,138
12,282	Microsoft Corp.	2,629,208
4,935	NVIDIA Corp.	2,645,456
13,899	PayPal Holdings, Inc.*	2,976,054
17,897	QUALCOMM, Inc.	2,633,901
10,677	salesforce.com, Inc.*	2,624,407
5,312	ServiceNow, Inc.*	2,839,530
12,543	Visa, Inc., Class A	2,638,420

		38,140,092

Utilities – 1.8%
93,612	FirstEnergy Corp.	2,486,335

TOTAL INVESTMENTS – 99.9% (Cost $108,776,217)		$137,244,097

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.1%		192,804

NET ASSETS – 100.0%		$137,436,901

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

GOLDMAN SACHS HEDGE INDUSTRY VIP ETF

Schedule of Investments (continued)

November 30, 2020 (Unaudited)

Investment Abbreviations:
ADR	— American Depositary Receipt

GOLDMAN SACHS INNOVATE EQUITY ETF

Schedule of Investments

November 30, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – 99.7%
Communication Services – 12.3%
11,119	Activision Blizzard, Inc.	$ 883,738
3,559	AfreecaTV Co. Ltd. (South Korea)	185,902
3,487	Alphabet, Inc., Class A*	6,117,593
14,973	Baidu, Inc. ADR (China)*	2,081,097
11,213	Bilibili, Inc. ADR (China)*	704,849
7,379	CTS Eventim AG & Co. KGaA (Germany)*	447,958
26,634	DouYu International Holdings Ltd. ADR (China)*	353,167
7,098	Electronic Arts, Inc.*	906,769
17,951	Eventbrite, Inc., Class A*	301,038
20,914	Facebook, Inc., Class A*	5,792,551
18,533	Glu Mobile, Inc.*	187,369
51,028	Gree, Inc. (Japan)	286,276
12,976	HUYA, Inc. ADR (China)*	268,473
21,109	iQIYI, Inc. ADR (China)*	471,997
4,921	JOYY, Inc. ADR (China)	438,313
7,208	LINE Corp. (Japan)*	371,892
9,200	Live Nation Entertainment, Inc.*	603,980
3,436	Madison Square Garden Entertainment Corp.*	261,170
1,472	Madison Square Garden Sports Corp.*	249,357
17,083	Mail.Ru Group Ltd. GDR (Russia)*	492,845
6,805	Mixi, Inc. (Japan)	186,057
23,993	Momo, Inc. ADR (China)	345,019
11,683	NetEase, Inc. ADR (China)	1,055,793
1,994	Netflix, Inc.*	978,456
52,575	Rightmove PLC (United Kingdom)*	438,689
5,129	Scout24 AG (Germany)(a)	393,273
5,623	Sea Ltd. ADR (Taiwan)*	1,014,221
7,701	SINA Corp. (China)*	333,684
18,538	Snap, Inc., Class A*	823,458
11,933	Sohu.com Ltd. ADR (China)*	219,090
2,423	Spotify Technology SA*	705,990
3,698	Take-Two Interactive Software, Inc.*	667,526
28,836	TELUS Corp. (Canada)	557,406
50,147	Tencent Holdings Ltd. (China)	3,641,762
38,827	Tencent Music Entertainment Group ADR (China)*	650,741
13,054	TripAdvisor, Inc.*	340,709
18,102	Turkcell Iletisim Hizmetleri AS ADR (Turkey)	88,338
20,679	Twitter, Inc.*	961,780

Shares	Description	Value

Common Stocks – (continued)
Communication Services – (continued)
3,430	Ubisoft Entertainment SA (France)*	$ 327,334
12,853	Walt Disney Co. (The)	1,902,373
9,709	Weibo Corp. ADR (China)*	410,205
8,651	World Wrestling Entertainment, Inc., Class A	372,339
8,789	Yandex NV, Class A (Russia)*	606,089
5,437	Zillow Group, Inc., Class A*	599,973
58,074	Zynga, Inc., Class A*	479,111

		39,505,750

Consumer Discretionary – 16.1%
1,992	adidas AG (Germany)*	636,930
20,458	Alibaba Group Holding Ltd. ADR (China)*	5,387,819
1,853	Amazon.com, Inc.	5,870,378
50,942	ANTA Sports Products Ltd. (China)	692,588
8,543	Aptiv PLC	1,014,054
7,778	Bandai Namco Holdings, Inc. (Japan)	710,854
6,013	Baozun, Inc. ADR (China)*	223,443
354	Booking Holdings, Inc.*	718,071
7,138	Boot Barn Holdings, Inc.*	294,514
13,684	BorgWarner, Inc.	531,623
4,562	Chegg, Inc.*	355,517
4,876	Chewy, Inc., Class A*	378,280
3,893	Columbia Sportswear Co.	318,954
5,773	Continental AG (Germany)	788,626
20,990	Dana, Inc.	353,472
1,787	Deckers Outdoor Corp.*	454,952
7,025	Dick’s Sporting Goods, Inc.	399,090
12,418	eBay, Inc.	626,240
3,400	Etsy, Inc.*	546,380
21,523	Everi Holdings, Inc.*	229,005
4,229	Expedia Group, Inc.	526,468
11,025	Farfetch Ltd., Class A (United Kingdom)*	602,516
124,780	Ford Motor Co.	1,133,002
31,829	General Motors Co.	1,395,383
6,744	GSX Techedu, Inc. ADR (China)*	433,572
6,127	HelloFresh SE (Germany)*	361,179
4,398	iRobot Corp.*	344,935
35,908	JD Sports Fashion PLC (United Kingdom)*	372,103
10,995	JD.com, Inc. ADR (China)*	938,423
10,556	Jumia Technologies AG ADR (Germany)*	339,587
4,138	Just Eat Takeaway.com NV (Germany)*(a)	440,737

GOLDMAN SACHS INNOVATE EQUITY ETF

Schedule of Investments (continued)

November 30, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Consumer Discretionary – (continued)
9,131	K12, Inc.*	$ 213,026
10,721	Kia Motors Corp. (South Korea)	560,005
104,274	Koolearn Technology Holding Ltd. (China)*(a)	425,032
12,105	Las Vegas Sands Corp.	674,370
3,095	Lear Corp.	442,430
71,691	Li Ning Co. Ltd. (China)	388,394
1,991	Lululemon Athletica, Inc.*	737,108
1,332	MercadoLibre, Inc. (Argentina)*	2,069,036
22,988	MGM Resorts International	649,411
3,232	New Oriental Education & Technology Group, Inc. ADR (China)*	532,795
318,535	Nexteer Automotive Group Ltd. (China)	338,155
9,171	NIKE, Inc., Class B	1,235,334
24,493	NIO, Inc. ADR (China)*	1,237,631
112,741	Nissan Motor Co. Ltd. (Japan)*	532,486
10,062	Overstock.com, Inc.*	679,084
5,598	Peloton Interactive, Inc., Class A*	651,327
22,741	Peugeot SA (France)*	537,663
9,532	Pinduoduo, Inc. ADR (China)*	1,323,137
4,795	Planet Fitness, Inc., Class A*	349,795
42,661	Rakuten, Inc. (Japan)	478,261
24,097	Sharp Corp. (Japan)	323,527
8,395	Skechers USA, Inc., Class A*	280,981
12,505	Sony Corp. (Japan)	1,163,736
8,499	TAL Education Group ADR (China)*	595,440
35,335	Tata Motors Ltd. ADR (India)*	421,900
5,482	Tesla, Inc.*	3,111,583
31,808	TomTom NV (Netherlands)*	260,443
23,329	Toyota Motor Corp. (Japan)	1,565,856
51,351	TUI AG (Germany)	343,330
19,737	Veoneer, Inc. (Sweden)*	393,358
23,495	Workhorse Group, Inc.*	596,068
27,528	Yamaha Motor Co. Ltd. (Japan)	530,629
4,464	Youdao, Inc. ADR (China)*	132,849
4,490	Zalando SE (Germany)*(a)	455,455

		51,648,330

Consumer Staples – 0.9%
2,901	Beyond Meat, Inc.*	405,850
4,661	Church & Dwight Co., Inc.	409,096

Shares	Description	Value

Common Stocks – (continued)
Consumer Staples – (continued)
13,361	Walmart, Inc.	$ 2,041,427

		2,856,373

Energy – 0.1%
810,187	China Suntien Green Energy Corp. Ltd., Class H (China)	214,238

Financials – 7.7%
18,114	360 DigiTech, Inc. ADR (China)*	224,614
38,728	3i Group PLC (United Kingdom)	553,490
7,346	American Express Co.*	871,162
3,326	Ameriprise Financial, Inc.	616,108
13,079	Apollo Global Management, Inc.	570,506
9,448	Ares Management Corp., Class A	425,632
6,149	B. Riley Financial, Inc.	222,225
61,610	BGC Partners, Inc., Class A	255,065
1,869	BlackRock, Inc.	1,305,216
15,207	Blackstone Group, Inc. (The), Class A	905,577
13,165	Carlyle Group, Inc. (The)	374,018
21,880	Charles Schwab Corp. (The)	1,067,306
20,546	CI Financial Corp. (Canada)	269,846
6,754	Cowen, Inc., Class A	161,826
8,361	DWS Group GmbH & Co. KGaA (Germany)(a)	326,546
6,073	Eurazeo SE (France)*	375,576
4,007	Evercore, Inc., Class A	364,356
1,392	FactSet Research Systems, Inc.	464,594
4,180	flatexDEGIRO AG (Germany)*	280,006
5,462	Goldman Sachs Group, Inc. (The)(b)	1,259,428
6,454	Green Dot Corp., Class A*	345,676
20,690	Hargreaves Lansdown PLC (United Kingdom)	394,998
8,364	Interactive Brokers Group, Inc., Class A	441,285
10,551	Intercontinental Exchange, Inc.	1,113,236
29,165	Invesco Ltd.	473,348
19,244	KKR & Co., Inc.	729,925
8,152	Lazard Ltd., Class A	304,233
157,440	Legal & General Group PLC (United Kingdom)	531,151
22,830	LexinFintech Holdings Ltd. ADR (China)*	170,540
53,964	Monex Group, Inc. (Japan)	180,613
20,423	Morgan Stanley	1,262,754
2,445	Morningstar, Inc.	489,244

GOLDMAN SACHS INNOVATE EQUITY ETF

Schedule of Investments (continued)

November 30, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Financials – (continued)
2,037	MSCI, Inc.	$ 833,989
3,437	Nasdaq, Inc.	439,902
109,462	Ping An Insurance Group Co. of China Ltd., Class H (China)	1,284,881
3,613	PJT Partners, Inc., Class A	250,309
17,819	Plus500 Ltd. (Israel)	369,685
5,136	S&P Global, Inc.	1,806,742
4,714	Stifel Financial Corp.	326,680
89,500	TP ICAP PLC (United Kingdom)	253,313
6,857	Tradeweb Markets, Inc., Class A	409,020
33,131	Up Fintech Holding Ltd. ADR (China)*	196,798
197,985	Value Partners Group Ltd. (Hong Kong)	107,260
1,154	Virtus Investment Partners, Inc.	206,428
48,701	WisdomTree Investments, Inc.	208,440
14,157	XP, Inc., Class A (Brazil)*	580,579
56,927	Zip Co. Ltd. (Australia)*	254,197

		24,858,323

Health Care – 19.1%
3,361	10X Genomics, Inc., Class A*	514,603
375,996	3SBio, Inc. (China)*(a)	372,480
16,025	Abbott Laboratories	1,734,226
17,551	AbbVie, Inc.	1,835,484
2,012	ABIOMED, Inc.*	551,489
9,547	AdaptHealth Corp.*	285,073
9,011	Adaptive Biotechnologies Corp.*	434,510
40,728	Agenus, Inc.*	150,694
5,815	Agilent Technologies, Inc.	679,774
8,954	Akouos, Inc.*	185,169
277,535	Alibaba Health Information Technology Ltd. (China)*	816,227
22,658	Allscripts Healthcare Solutions, Inc.*	309,961
4,752	ALX Oncology Holdings, Inc.*	365,571
5,816	Amgen, Inc.	1,291,385
12,050	AstraZeneca PLC (United Kingdom)	1,255,619
7,459	BioNTech SE ADR (Germany)*	926,706
1,588	Bio-Techne Corp.	481,656
4,792	BioTelemetry, Inc.*	265,525
5,130	Bluebird Bio, Inc.*	226,182
18,540	Boston Scientific Corp.*	614,601
22,510	Bristol-Myers Squibb Co.	1,404,624

Shares	Description	Value

Common Stocks – (continued)
Health Care – (continued)
9,786	Burning Rock Biotech Ltd. ADR (China)*	$ 279,195
5,886	Castle Biosciences, Inc.*	279,938
8,609	Cerner Corp.	644,298
24,646	Change Healthcare, Inc.*	422,186
13,894	Compugen Ltd. (Israel)*	178,399
4,817	CompuGroup Medical SE & Co. KgaA (Germany)	479,982
5,825	CRISPR Therapeutics AG (Switzerland)*	739,309
2,544	DexCom, Inc.*	813,266
4,460	Eckert & Ziegler Strahlen- und Medizintechnik AG (Germany)	231,221
10,929	Editas Medicine, Inc.*	334,318
7,970	Edwards Lifesciences Corp.*	668,603
10,110	Eli Lilly and Co.	1,472,522
6,454	Exact Sciences Corp.*	781,321
7,392	Fate Therapeutics, Inc.*	432,173
3,454	Galapagos NV (Belgium)*	426,182
11,899	Genetron Holdings Ltd. ADR (China)*	162,778
21,621	Gilead Sciences, Inc.	1,311,746
48,910	GlaxoSmithKline PLC (United Kingdom)	894,574
5,714	Globus Medical, Inc., Class A*	343,297
6,167	Guardant Health, Inc.*	746,947
3,311	Hill-Rom Holdings, Inc.	314,081
7,975	Horizon Therapeutics PLC*	561,679
3,014	Illumina, Inc.*	970,779
8,617	I-Mab ADR (China)*	337,269
2,562	Insulet Corp.*	660,253
10,276	Intellia Therapeutics, Inc.*	403,539
1,707	Intuitive Surgical, Inc.*	1,239,367
8,364	Invitae Corp.*	415,273
7,196	Ionis Pharmaceuticals, Inc.*	363,614
1,504	iRhythm Technologies, Inc.*	367,743
15,572	Johnson & Johnson	2,252,957
17,483	Koninklijke Philips NV (Netherlands)*	906,794
2,712	Masimo Corp.*	690,177
15,779	Medtronic PLC	1,794,072
18,410	Merck & Co., Inc.	1,479,980
103,246	Mesoblast Ltd. (Australia)*	316,480
1,302	Mezzion Pharma Co. Ltd. (South Korea)*	206,263
11,435	Moderna, Inc.*	1,746,582
21,915	Myriad Genetics, Inc.*	384,389

GOLDMAN SACHS INNOVATE EQUITY ETF

Schedule of Investments (continued)

November 30, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Health Care – (continued)
22,353	NantKwest, Inc.*	$ 214,142
19,360	Nektar Therapeutics*	317,310
11,383	NextGen Healthcare, Inc.*	201,934
20,602	Novartis AG (Switzerland)	1,872,226
4,933	NuVasive, Inc.*	228,497
17,840	Ono Pharmaceutical Co. Ltd. (Japan)	565,097
11,444	Personalis, Inc.*	315,053
41,861	Pfizer, Inc.	1,603,695
10,341	QIAGEN NV*	499,057
1,807	Regeneron Pharmaceuticals, Inc.*	932,466
7,307	Relay Therapeutics, Inc.*	389,536
6,667	Repare Therapeutics, Inc. (Canada)*	199,143
23,352	ResMed, Inc.	486,268
5,937	Roche Holding AG (Switzerland)	1,961,184
11,853	Rocket Pharmaceuticals, Inc.*	366,969
28,698	Sangamo Therapeutics, Inc.*	286,693
13,986	Sanofi (France)	1,417,202
3,920	Sarepta Therapeutics, Inc.*	552,171
62,883	Shanghai Junshi Biosciences Co. Ltd., Class H (China)*(a)	342,298
8,578	SI-BONE, Inc.*	198,666
34,380	Smith & Nephew PLC (United Kingdom)	665,995
5,502	Stryker Corp.	1,284,167
8,488	Takara Bio, Inc. (Japan)	242,003
4,616	Tandem Diabetes Care, Inc.*	433,350
4,336	Teladoc Health, Inc.*	861,867
45,274	Teva Pharmaceutical Industries Ltd. ADR (Israel)*	430,556
11,821	Theravance Biopharma, Inc.*	196,110
2,024	Thermo Fisher Scientific, Inc.	941,120
2,800	Ultragenyx Pharmaceutical, Inc.*	331,912
3,037	Vertex Pharmaceuticals, Inc.*	691,677
23,053	Viatris, Inc.*	387,751
40,767	Well Health Technologies Corp. (Canada)*	221,153

		61,392,373

Industrials – 7.8%
43,175	ABB Ltd. (Switzerland)	1,143,162
4,744	AeroVironment, Inc.*	405,090
3,060	Alfen Beheer BV (Netherlands)*(a)	249,637
5,515	ASGN, Inc.*	431,163

Shares	Description	Value

Common Stocks – (continued)
Industrials – (continued)
5,637	Barnes Group, Inc.	$ 259,358
8,533	Boeing Co. (The)	1,797,988
3,402	Daihen Corp. (Japan)	148,119
3,522	Equifax, Inc.	587,822
4,695	FANUC Corp. (Japan)	1,142,063
4,537	FedEx Corp.	1,300,213
2,381	FTI Consulting, Inc.*	250,053
148,292	General Electric Co.	1,509,613
1,800	Hyundai Heavy Industries Holdings Co. Ltd. (South Korea)	454,656
21,401	Kawasaki Heavy Industries Ltd. (Japan)*	310,933
18,512	Kratos Defense & Security Solutions, Inc.*	391,899
4,771	LIG Nex1 Co. Ltd. (South Korea)	130,641
3,954	LS Electric Co. Ltd. (South Korea)	196,887
13,919	Lyft, Inc., Class A*	531,288
1,548	Makuake, Inc. (Japan)*	159,142
11,721	Maxar Technologies, Inc.	326,242
17,886	MINEBEA MITSUMI, Inc. (Japan)	372,900
48,344	Mitsubishi Electric Corp. (Japan)	710,962
8,422	Nabtesco Corp. (Japan)	348,107
10,477	Nidec Corp. (Japan)	1,336,816
21,331	Nikola Corp.*	435,366
21,273	Nordex SE (Germany)*	499,011
11,358	Parsons Corp.*	371,407
31,230	Pitney Bowes, Inc.	178,011
3,304	Proto Labs, Inc.*	456,481
3,061	Rockwell Automation, Inc.	782,269
5,817	Schneider Electric SE (France)	811,685
5,098	Shibaura Machine Co. Ltd. (Japan)	112,496
8,413	Sunrun, Inc.*	539,105
2,107	Teledyne Technologies, Inc.*	796,320
13,092	Textron, Inc.	590,449
6,087	Thales SA (France)	561,094
23,591	Uber Technologies, Inc.*	1,171,529
29,936	Unison Co. Ltd. (South Korea)*	152,040
4,844	United Parcel Service, Inc., Class B	828,663
3,564	Verisk Analytics, Inc.	706,777
17,267	Virgin Galactic Holdings, Inc.*	459,475
357,638	Xinjiang Goldwind Science & Technology Co. Ltd., Class H (China)	572,959

GOLDMAN SACHS INNOVATE EQUITY ETF

Schedule of Investments (continued)

November 30, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Industrials – (continued)
13,967	Yaskawa Electric Corp. (Japan)	$ 673,738

		25,193,629

Information Technology – 33.3%
7,572	2U, Inc.*	244,651
40,156	3D Systems Corp.*	367,427
10,631	8x8, Inc.*	210,175
12,265	ACI Worldwide, Inc.*	399,594
2,822	Adobe, Inc.*	1,350,242
8,262	Advanced Micro Devices, Inc.*	765,557
500	Adyen NV (Netherlands)*(a)	958,156
2,948	Ahnlab, Inc. (South Korea)	168,640
4,897	Akamai Technologies, Inc.*	506,888
2,251	Alteryx, Inc., Class A*	269,760
6,854	Ambarella, Inc.*	535,503
3,923	Amphenol Corp., Class A	513,168
12,299	Appen Ltd. (Australia)	285,923
51,700	Apple, Inc.	6,154,885
2,153	Arista Networks, Inc.*	582,817
2,472	Atlassian Corp. PLC, Class A*	556,324
6,360	Atos SE (France)*	584,890
3,761	Autodesk, Inc.*	1,053,945
12,062	Avaya Holdings Corp.*	224,474
2,244	BASE, Inc. (Japan)*	206,377
5,151	Belden, Inc.	198,210
78,184	BlackBerry Ltd. (Canada)*	458,940
5,225	Booz Allen Hamilton Holding Corp.	453,478
15,553	Brightcove, Inc.*	259,735
3,659	Broadcom, Inc.	1,469,381
3,279	Broadridge Financial Solutions, Inc.	481,620
4,918	Brooks Automation, Inc.	358,965
1,508	CACI International, Inc., Class A*	357,833
8,647	Canadian Solar, Inc. (Canada)*	369,746
6,156	CEVA, Inc.*	241,808
3,702	Check Point Software Technologies Ltd. (Israel)*	435,651
7,350	Ciena Corp.*	329,280
38,056	Cisco Systems, Inc.	1,637,169
26,028	Cloudera, Inc.*	304,007
5,729	Cloudflare, Inc., Class A*	430,133
8,908	Cognex Corp.	669,347

Shares	Description	Value

Common Stocks – (continued)
Information Technology – (continued)
15,827	Corning, Inc.	$ 592,246
1,755	Coupa Software, Inc.*	577,237
4,806	Crowdstrike Holdings, Inc., Class A*	736,664
3,145	CyberArk Software Ltd.*	361,266
4,425	Dassault Systemes (France)	820,708
6,718	Digital Garage, Inc. (Japan)	272,199
4,174	Docebo, Inc. (Canada)*	218,025
3,324	DocuSign, Inc.*	757,473
25,212	Ebang International Holdings, Inc., Class A (China)*	123,035
10,555	Edenred (France)	605,159
72,180	EML Payments Ltd. (Australia)*	198,383
4,397	Euronet Worldwide, Inc.*	591,133
8,231	EVERTEC, Inc. (Puerto Rico)	305,946
1,089	Fair Isaac Corp.*	514,857
3,109	FARO Technologies, Inc.*	205,567
6,504	Fidelity National Information Services, Inc.	965,259
22,502	FireEye, Inc.*	338,205
4,325	First Solar, Inc.*	404,085
20,245	Fiserv, Inc.*	2,331,819
26,187	Fitbit, Inc., Class A*	188,023
2,668	FleetCor Technologies, Inc.*	707,580
14,952	FLIR Systems, Inc.	571,764
5,631	Fortinet, Inc.*	693,908
4,520	Global Payments, Inc.	882,259
3,919	Guidewire Software, Inc.*	479,999
2,827	Hennge KK (Japan)*	190,861
42,786	Himax Technologies, Inc. ADR (Taiwan)*	281,960
36,708	HP, Inc.	805,006
29,329	Infineon Technologies AG (Germany)	1,035,660
8,377	Infocom Corp. (Japan)	294,028
2,103	Inphi Corp.*	326,238
66,964	Intel Corp.	3,237,709
5,116	InterDigital, Inc.	306,500
20,119	International Business Machines Corp.	2,485,099
5,232	Intuit, Inc.	1,841,769
4,039	IPG Photonics Corp.*	836,113
8,751	Jabil, Inc.	334,463
21,620	Juniper Networks, Inc.	470,667
15,346	Kainos Group PLC (United Kingdom)	249,130
1,958	Keyence Corp. (Japan)	1,000,641

GOLDMAN SACHS INNOVATE EQUITY ETF

Schedule of Investments (continued)

November 30, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Information Technology – (continued)
5,956	Keysight Technologies, Inc.*	$ 714,958
126,106	Learning Technologies Group PLC (United Kingdom)	231,829
4,238	Leidos Holdings, Inc.	426,767
15,471	Marvell Technology Group Ltd.	716,153
6,057	Mastercard, Inc., Class A	2,038,241
8,683	Materialise NV ADR (Belgium)*	378,231
13,578	Medallia, Inc.*	475,094
27,429	Microsoft Corp.	5,871,726
7,110	Mimecast Ltd.*	319,808
11,251	NCR Corp.*	311,315
5,578	Nemetschek SE (Germany)	442,380
6,605	NETGEAR, Inc.*	210,105
1,963	Nice Ltd. ADR (Israel)*	478,422
197,113	Nokia OYJ ADR (Finland)*	794,365
6,015	Novanta, Inc.*	721,680
8,941	Nuance Communications, Inc.*	385,625
10,535	NVIDIA Corp.	5,647,392
4,525	NXP Semiconductors NV (Netherlands)	716,851
3,042	Okta, Inc.*	745,412
21,240	OneConnect Financial Technology Co. Ltd. ADR (China)*	429,473
7,964	Open Text Corp. (Canada)	351,770
9,345	Opera Ltd. ADR (Norway)*	79,619
18,540	Oracle Corp.	1,070,129
2,993	OSI Systems, Inc.*	263,683
11,480	Pagseguro Digital Ltd., Class A (Brazil)*	543,693
2,608	Palo Alto Networks, Inc.*	766,543
237,710	PAX Global Technology Ltd. (Hong Kong)	147,793
8,614	PayPal Holdings, Inc.*	1,844,430
14,294	Perspecta, Inc.	320,471
12,201	Ping Identity Holding Corp.*	274,400
4,220	Proofpoint, Inc.*	436,728
3,419	PTC, Inc.*	368,739
4,064	Q2 Holdings, Inc.*	460,736
12,642	QIWI PLC ADR (Russia)	184,068
4,401	Qorvo, Inc.*	689,549
9,912	QUALCOMM, Inc.	1,458,749
935,088	Razer, Inc.*(a)	311,193
12,085	Repay Holdings Corp.*	291,611
2,633	Rogers Corp.*	386,814

Shares	Description	Value

Common Stocks – (continued)
Information Technology – (continued)
8,005	S&T AG (Austria)*	$ 183,660
27,103	Sabre Corp.	304,909
9,427	salesforce.com, Inc.*	2,317,157
2,443	Samsung SDS Co. Ltd. (South Korea)	381,943
10,866	SAP SE (Germany)	1,325,526
7,145	Sapiens International Corp. NV (Israel)	213,278
29,245	Seiko Epson Corp. (Japan)	436,677
6,558	Semtech Corp.*	442,468
1,367	ServiceNow, Inc.*	730,730
5,084	Shift4 Payments, Inc., Class A*	313,327
970	Shopify, Inc., Class A (Canada)*	1,057,669
3,461	Silicon Laboratories, Inc.*	405,664
5,035	Skyworks Solutions, Inc.	710,791
15,443	Slack Technologies, Inc., Class A*	662,196
9,105	Software AG (Germany)	392,744
9,500	Square, Inc., Class A*	2,004,120
10,315	SS&C Technologies Holdings, Inc.	710,600
9,382	StoneCo Ltd., Class A (Brazil)*	686,950
19,335	Stratasys Ltd.*	330,628
15,562	SunPower Corp.*	344,854
8,822	Tenable Holdings, Inc.*	317,680
11,648	Teradyne, Inc.	1,285,240
11,733	Unisys Corp.*	171,067
6,035	Verint Systems, Inc.*	343,754
5,904	ViaSat, Inc.*	200,736
3,983	Virtusa Corp.*	199,469
9,637	Visa, Inc., Class A	2,027,143
4,331	VMware, Inc., Class A*	605,864
2,468	WEX, Inc.*	427,556
4,158	WNS Holdings Ltd. ADR (India)*	292,765
4,203	Xilinx, Inc.	611,747
59,766	Yangtze Optical Fibre and Cable Joint Stock Ltd. Co., Class H (China)(a)	85,573
5,220	Yokowo Co. Ltd. (Japan)	121,546
2,353	Zoom Video Communications, Inc., Class A*	1,125,581
3,354	Zscaler, Inc.*	522,385

		107,133,884

Materials – 0.1%
769	SK Chemicals Co. Ltd. (South Korea)	296,050

GOLDMAN SACHS INNOVATE EQUITY ETF

Schedule of Investments (continued)

November 30, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Real Estate – 0.7%
2,472	CoreSite Realty Corp. REIT	$ 309,964
8,674	Digital Realty Trust, Inc. REIT	1,168,821
1,110	Equinix, Inc. REIT	774,547

		2,253,332

Utilities – 1.6%
8,771	Atlantica Sustainable Infrastructure PLC (Spain)	301,635
14,019	Avangrid, Inc.	652,444
7,416	Azure Power Global Ltd. (India)*	280,696
640,199	Beijing Jingneng Clean Energy Co. Ltd., Class H (China)	208,927
11,215	Brookfield Renewable Partners LP (Canada)	714,319
9,747	Dominion Energy, Inc.	765,042
1,359,580	Huaneng Power International, Inc., Class H (China)	533,134
18,357	Innergex Renewable Energy, Inc. (Canada)	364,052
16,006	NextEra Energy, Inc.	1,177,881

		4,998,130

TOTAL COMMON STOCKS (Cost $285,515,513)		$320,350,412

Closed-End-Fund – 0.1%
187,342	Greencoat UK Wind PLC/Funds	326,145
(Cost $329,617)

TOTAL INVESTMENTS – 99.8% (Cost $285,845,130)		$320,676,557

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.2%		612,920

NET ASSETS – 100.0%		$321,289,477

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(b)	Represents an affiliated issuer.

Investment Abbreviations:
ADR	— American Depositary Receipt
GDR	— Global Depositary Receipt
LP	— Limited Partnership
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

GOLDMAN SACHS JUST U.S. LARGE CAP EQUITY ETF

Schedule of Investments

November 30, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – 99.8%
Communication Services – 11.2%
5,966	Activision Blizzard, Inc.	$ 474,178
1,821	Alphabet, Inc., Class A*	3,194,762
1,800	Alphabet, Inc., Class C*	3,169,332
40,265	AT&T, Inc.	1,157,619
32,258	Comcast Corp., Class A	1,620,642
1,106	Discovery, Inc., Class A*	29,762
2,313	Discovery, Inc., Class C*	55,558
2,222	Electronic Arts, Inc.*	283,860
14,631	Facebook, Inc., Class A*	4,052,348
2,756	Interpublic Group of Cos., Inc. (The)	61,404
302	John Wiley & Sons, Inc., Class A	10,431
173	Liberty Media Corp.-Liberty Formula One, Class A*	6,545
1,402	Liberty Media Corp.-Liberty Formula One, Class C*	58,576
3,023	Netflix, Inc.*	1,483,386
1,165	New York Times Co. (The), Class A	49,990
1,526	Omnicom Group, Inc.	96,138
3,108	T-Mobile US, Inc.*	413,178
710	TripAdvisor, Inc.*	18,531
4,671	Twitter, Inc.*	217,248
88	United States Cellular Corp.*	2,759
23,397	Verizon Communications, Inc.	1,413,413
12,873	Walt Disney Co. (The)	1,905,333
435	Zillow Group, Inc., Class A*	48,002
1,071	Zillow Group, Inc., Class C*	115,464
6,921	Zynga, Inc., Class A*	57,098

		19,995,557

Consumer Discretionary – 11.8%
482	Advance Auto Parts, Inc.	71,191
3,016	Amazon.com, Inc.*	9,554,809
2,084	Aptiv PLC	247,371
1,623	Best Buy Co., Inc.	176,582
289	Booking Holdings, Inc.*	586,222
1,616	BorgWarner, Inc.	62,782
1,164	CarMax, Inc.*	108,811
391	Carvana Co.*	97,832
927	Darden Restaurants, Inc.	100,097
4,749	eBay, Inc.	239,492
836	Etsy, Inc.*	134,345
960	Expedia Group, Inc.	119,510
30,437	Ford Motor Co.	276,368

Shares	Description	Value

Common Stocks – (continued)
Consumer Discretionary – (continued)
1,304	Gap, Inc. (The)	$ 27,332
9,762	General Motors Co.	427,966
1,912	Gentex Corp.	62,331
25	Graham Holdings Co., Class B	11,176
326	Grand Canyon Education, Inc.*	27,211
987	Hasbro, Inc.	91,821
1,936	Hilton Worldwide Holdings, Inc.	200,628
7,644	Home Depot, Inc. (The)	2,120,522
251	Hyatt Hotels Corp., Class A	18,065
1,115	Kohl’s Corp.	35,903
1,630	L Brands, Inc.	63,260
2,355	Las Vegas Sands Corp.	131,197
460	Lear Corp.	65,757
5,388	Lowe’s Cos., Inc.	839,558
1,910	Marriott International, Inc., Class A	242,322
3,351	MGM Resorts International	94,666
448	Mohawk Industries, Inc.*	56,372
9,472	NIKE, Inc., Class B	1,275,878
780	Nordstrom, Inc. (a)	20,218
1,953	Norwegian Cruise Line Holdings Ltd.*	44,665
232	Penske Automotive Group, Inc.	12,776
299	Pool Corp.	103,487
2,085	PulteGroup, Inc.	90,969
547	PVH Corp.	43,481
372	Ralph Lauren Corp.	31,899
1,245	Royal Caribbean Cruises Ltd.	98,118
1,222	Service Corp. International	59,438
8,318	Starbucks Corp.	815,330
2,159	Tapestry, Inc.	61,143
3,555	Target Corp.	638,229
950	Tiffany & Co.	124,906
8,534	TJX Cos., Inc. (The)	541,994
909	Toll Brothers, Inc.	43,041
821	Tractor Supply Co.	115,605
1,471	Under Armour, Inc., Class A*	24,375
1,531	Under Armour, Inc., Class C*	22,276
2,524	VF Corp.	210,502
481	Wayfair, Inc., Class A*	122,347
484	Whirlpool Corp.	94,191
591	Wyndham Destinations, Inc.	24,857
2,147	Yum! Brands, Inc.	227,153

		21,138,377

GOLDMAN SACHS JUST U.S. LARGE CAP EQUITY ETF

Schedule of Investments (continued)

November 30, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Consumer Staples – 6.9%
4,326	Archer-Daniels-Midland Co.	$ 215,305
358	Brown-Forman Corp., Class A	26,395
1,403	Brown-Forman Corp., Class B	113,166
1,061	Bunge Ltd.	62,482
1,368	Campbell Soup Co.	68,427
1,916	Church & Dwight Co., Inc.	168,167
981	Clorox Co. (The)	199,104
30,208	Coca-Cola Co. (The)	1,558,733
6,577	Colgate-Palmolive Co.	563,254
3,804	Conagra Brands, Inc.	139,074
3,140	Costco Wholesale Corp.	1,230,158
4,741	General Mills, Inc.	288,348
1,160	Hershey Co. (The)	171,553
2,177	Hormel Foods Corp.	102,711
526	Ingredion, Inc.	40,581
856	J M Smucker Co. (The)	100,323
1,952	Kellogg Co.	124,752
2,661	Kimberly-Clark Corp.	370,704
966	McCormick & Co., Inc.	180,623
11,031	Mondelez International, Inc., Class A	633,731
10,851	PepsiCo, Inc.	1,565,040
19,044	Procter & Gamble Co. (The)	2,644,640
3,442	Sysco Corp.	245,380
1,720	US Foods Holding Corp.*	54,146
9,922	Walmart, Inc.	1,515,982

		12,382,779

Energy – 2.2%
2,540	Apache Corp.	32,741
4,414	Baker Hughes Co.	82,630
12,582	Chevron Corp.	1,096,899
675	Cimarex Energy Co.	24,266
1,316	Concho Resources, Inc.	75,644
7,220	ConocoPhillips	285,623
2,565	Devon Energy Corp.	35,884
3,917	EOG Resources, Inc.	183,629
1,718	EQT Corp.	25,564
2,736	Equitrans Midstream Corp.	22,326
28,460	Exxon Mobil Corp.	1,085,180
5,877	Halliburton Co.	97,499
5,294	Marathon Oil Corp.	31,340
5,645	Occidental Petroleum Corp.	88,965
2,951	ONEOK, Inc.	105,852

Shares	Description	Value

Common Stocks – (continued)
Energy – (continued)
2,022	Parsley Energy, Inc., Class A	$ 25,336
2,939	Phillips 66	178,045
1,101	Pioneer Natural Resources Co.	110,739
9,336	Schlumberger NV	194,095
8,165	Williams Cos., Inc. (The)	171,302

		3,953,559

Financials – 10.4%
358	Affiliated Managers Group, Inc.	31,189
2,397	Allstate Corp. (The)	245,333
2,847	Ally Financial, Inc.	84,414
4,994	American Express Co.	592,239
6,567	American International Group, Inc.	252,436
921	Ameriprise Financial, Inc.	170,606
1,751	Aon PLC, Class A	358,762
1,162	Associated Banc-Corp.	17,802
449	Assurant, Inc.	57,975
59,027	Bank of America Corp.	1,662,200
297	Bank of Hawaii Corp.	22,239
6,092	Bank of New York Mellon Corp. (The)	238,319
1,119	BlackRock, Inc.	781,454
243	BOK Financial Corp.	16,269
3,445	Capital One Financial Corp.	295,030
10,962	Charles Schwab Corp. (The)	534,726
15,892	Citigroup, Inc.	875,172
3,248	Citizens Financial Group, Inc.	106,080
221	CNA Financial Corp.	7,627
1,063	Comerica, Inc.	52,300
2,332	Discover Financial Services	177,628
840	Eaton Vance Corp.	56,263
3,100	Equitable Holdings, Inc.	78,678
185	Erie Indemnity Co., Class A	41,738
265	FactSet Research Systems, Inc.	88,446
5,421	Fifth Third Bancorp	137,368
825	First American Financial Corp.	39,963
4,162	First Horizon Corp.	50,860
1,305	First Republic Bank	169,076
2,534	Goldman Sachs Group, Inc. (The)(b)	584,290
286	Hanover Insurance Group, Inc. (The)	32,132
2,723	Hartford Financial Services Group, Inc. (The)	120,357
7,700	Huntington Bancshares, Inc.	93,016
4,114	Intercontinental Exchange, Inc.	434,068
2,870	Invesco Ltd.	46,580

GOLDMAN SACHS JUST U.S. LARGE CAP EQUITY ETF

Schedule of Investments (continued)

November 30, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Financials – (continued)
23,116	JPMorgan Chase & Co.	$ 2,724,914
7,409	KeyCorp	114,543
1,470	Lincoln National Corp.	69,413
592	LPL Financial Holdings, Inc.	53,736
3,854	Marsh & McLennan Cos., Inc.	441,823
5,863	MetLife, Inc.	270,695
1,237	Moody’s Corp.	349,255
10,160	Morgan Stanley	628,193
152	Morningstar, Inc.	30,415
627	MSCI, Inc.	256,706
865	Nasdaq, Inc.	110,711
1,467	Northern Trust Corp.	136,607
560	Pinnacle Financial Partners, Inc.	30,330
3,238	PNC Financial Services Group, Inc. (The)	447,071
296	Primerica, Inc.	38,560
2,065	Principal Financial Group, Inc.	102,816
4,462	Progressive Corp. (The)	388,685
3,013	Prudential Financial, Inc.	227,843
7,322	Regions Financial Corp.	111,807
519	Reinsurance Group of America, Inc.	59,830
388	RenaissanceRe Holdings Ltd. (Bermuda)	63,880
1,845	S&P Global, Inc.	649,034
393	SVB Financial Group*	135,530
4,446	Synchrony Financial	135,470
1,729	T. Rowe Price Group, Inc.	247,956
376	TFS Financial Corp.	6,467
1,925	Travelers Cos., Inc. (The)	249,576
10,282	Truist Financial Corp.	477,290
1,670	Umpqua Holdings Corp.	23,196
1,552	Unum Group	34,501
10,364	US Bancorp	447,828
956	Voya Financial, Inc.	55,094
28,658	Wells Fargo & Co.	783,796
977	Willis Towers Watson PLC	203,402

		18,659,608

Health Care – 13.1%
11,715	Abbott Laboratories	1,267,797
2,465	Agilent Technologies, Inc.	288,158
415	Agios Pharmaceuticals, Inc.*	19,223
530	Align Technology, Inc.*	255,084
785	Alnylam Pharmaceuticals, Inc.*	101,979
3,985	Amgen, Inc.	884,829

Shares	Description	Value

Common Stocks – (continued)
Health Care – (continued)
1,717	Anthem, Inc.	$ 534,880
3,444	Baxter International, Inc.	261,985
1,874	Becton Dickinson and Co.	440,090
1,071	Biogen, Inc.*	257,222
1,222	BioMarin Pharmaceutical, Inc.*	96,171
9,680	Boston Scientific Corp.*	320,892
15,350	Bristol-Myers Squibb Co.	957,840
1,987	Cardinal Health, Inc.	108,470
324	Charles River Laboratories International, Inc.*	75,984
2,453	Cigna Corp.	513,020
9,299	CVS Health Corp.	630,379
4,241	Danaher Corp.	952,656
4,183	Edwards Lifesciences Corp.*	350,912
2,707	Elanco Animal Health, Inc.*	82,807
5,710	Eli Lilly and Co.	831,661
1,000	Exact Sciences Corp.*	121,060
8,518	Gilead Sciences, Inc.	516,787
1,801	HCA Healthcare, Inc.	270,348
963	Henry Schein, Inc.*	61,931
1,739	Hologic, Inc.*	120,217
902	Humana, Inc.	361,269
566	IDEXX Laboratories, Inc.*	260,915
989	Illumina, Inc.*	318,547
1,231	Incyte Corp.*	104,069
788	Intuitive Surgical, Inc.*	572,127
17,869	Johnson & Johnson	2,585,287
1,157	McKesson Corp.	208,156
9,095	Medtronic PLC	1,034,102
17,127	Merck & Co., Inc.	1,376,840
182	Mettler-Toledo International, Inc.*	209,307
425	PRA Health Sciences, Inc.*	47,685
910	Quest Diagnostics, Inc.	112,822
656	Regeneron Pharmaceuticals, Inc.*	338,516
968	ResMed, Inc.	202,893
353	Sage Therapeutics, Inc.*	26,154
2,344	Stryker Corp.	547,090
2,682	Thermo Fisher Scientific, Inc.	1,247,076
6,399	UnitedHealth Group, Inc.	2,152,240
622	Varian Medical Systems, Inc.*	108,216
1,760	Vertex Pharmaceuticals, Inc.*	400,840
494	Waters Corp.*	114,613
1,397	Zimmer Biomet Holdings, Inc.	208,321

GOLDMAN SACHS JUST U.S. LARGE CAP EQUITY ETF

Schedule of Investments (continued)

November 30, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Health Care – (continued)
3,227	Zoetis, Inc.	$ 517,546

		23,377,013

Industrials – 8.5%
4,488	3M Co.	775,212
1,219	AECOM*	63,254
4,259	Boeing Co. (The)	897,414
765	BWX Technologies, Inc.	43,513
6,927	Carrier Global Corp.	263,711
4,328	Caterpillar, Inc.	751,297
1,181	Cummins, Inc.	273,012
2,496	Deere & Co.	653,003
4,527	Delta Air Lines, Inc.	182,212
3,201	Eaton Corp. PLC	387,673
4,752	Emerson Electric Co.	365,049
1,328	Expeditors International of Washington, Inc.	118,683
1,926	FedEx Corp.	551,953
1,076	Fortune Brands Home & Security, Inc.	89,846
69,400	General Electric Co.	706,492
1,321	Graco, Inc.	89,485
642	Hexcel Corp.	31,792
3,144	Howmet Aerospace, Inc.	73,758
310	Huntington Ingalls Industries, Inc.	49,659
2,522	Illinois Tool Works, Inc.	532,369
993	Jacobs Engineering Group, Inc.	107,085
5,946	Johnson Controls International PLC	273,754
763	Kansas City Southern	142,048
275	Lennox International, Inc.	79,153
1,984	Lockheed Martin Corp.	724,160
580	Macquarie Infrastructure Corp.	18,763
455	ManpowerGroup, Inc.	39,426
362	MSC Industrial Direct Co., Inc., Class A	30,162
2,538	Nielsen Holdings PLC	41,039
452	Nordson Corp.	92,122
2,043	Norfolk Southern Corp.	484,232
1,245	Northrop Grumman Corp.	376,314
782	Old Dominion Freight Line, Inc.	159,027
540	Oshkosh Corp.	43,470
3,472	Otis Worldwide Corp.	232,416
848	Owens Corning	61,794
11,390	Raytheon Technologies Corp.	816,891
1,669	Republic Services, Inc.	161,426
928	Rockwell Automation, Inc.	237,160

Shares	Description	Value

Common Stocks – (continued)
Industrials – (continued)
426	Snap-on, Inc.	$ 74,912
3,807	Southwest Airlines Co.	176,416
1,229	Stanley Black & Decker, Inc.	226,517
509	Timken Co. (The)	37,381
848	Toro Co. (The)	76,922
1,905	Trane Technologies PLC	278,587
5,425	Union Pacific Corp.	1,107,134
1,905	United Airlines Holdings, Inc.*	85,820
5,626	United Parcel Service, Inc., Class B	962,440
571	United Rentals, Inc.*	129,606
1,268	Univar Solutions, Inc.*	22,697
1,260	Verisk Analytics, Inc.	249,871
3,374	Waste Management, Inc.	401,945
439	Woodward, Inc.	49,093
361	W.W. Grainger, Inc.	151,006
719	XPO Logistics, Inc.*	76,703
1,434	Xylem, Inc.	137,621

		15,264,500

Information Technology – 27.9%
489	2U, Inc.*	15,800
5,084	Accenture PLC, Class A	1,266,374
2,937	Adobe, Inc.*	1,405,266
7,097	Advanced Micro Devices, Inc.*	657,608
970	Akamai Technologies, Inc.*	100,405
377	Alliance Data Systems Corp.	27,574
2,248	Analog Devices, Inc.	312,652
98,286	Apple, Inc.	11,700,948
5,578	Applied Materials, Inc.	460,073
1,338	Autodesk, Inc.*	374,948
3,428	Automatic Data Processing, Inc.	596,061
785	Avnet, Inc.	23,825
1,079	Booz Allen Hamilton Holding Corp.	93,646
865	Broadridge Financial Solutions, Inc.	127,051
1,671	Cadence Design Systems, Inc.*	194,337
857	CDW Corp.	111,830
932	Ciena Corp.*	41,754
25,857	Cisco Systems, Inc.	1,112,368
757	Citrix Systems, Inc.	93,807
186	Coherent, Inc.*	22,651
1,525	Dell Technologies, Inc., Class C*	105,271
1,085	DocuSign, Inc.*	247,250
443	Dolby Laboratories, Inc., Class A	39,183

GOLDMAN SACHS JUST U.S. LARGE CAP EQUITY ETF

Schedule of Investments (continued)

November 30, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Information Technology – (continued)
1,492	Dropbox, Inc., Class A*	$ 29,795
398	Elastic NV*	49,272
375	F5 Networks, Inc.*	61,054
528	Gartner, Inc.*	80,256
7,848	Hewlett Packard Enterprise Co.	86,642
8,704	HP, Inc.	190,879
254	HubSpot, Inc.*	100,160
25,817	Intel Corp.	1,248,252
5,414	International Business Machines Corp.	668,737
1,530	Intuit, Inc.	538,591
1,178	Jabil, Inc.	45,023
616	Jack Henry & Associates, Inc.	99,090
2,003	Juniper Networks, Inc.	43,605
1,492	Keysight Technologies, Inc.*	179,100
891	Lam Research Corp.	403,320
182	Littelfuse, Inc.	43,777
6,740	Mastercard, Inc., Class A	2,268,077
1,616	Maxim Integrated Products, Inc.	134,193
6,774	Micron Technology, Inc.*	434,146
45,599	Microsoft Corp.	9,761,378
298	MongoDB, Inc.*	85,618
1,040	Motorola Solutions, Inc.	178,391
787	National Instruments Corp.	29,457
1,347	NetApp, Inc.	71,809
3,345	NortonLifeLock, Inc.	60,979
1,110	Nutanix, Inc., Class A*	30,403
3,588	NVIDIA Corp.	1,923,383
697	Okta, Inc.*	170,793
2,464	ON Semiconductor Corp.*	70,840
11,696	Oracle Corp.	675,093
415	PagerDuty, Inc.*	14,284
2,562	Paychex, Inc.	238,650
275	Paylocity Holding Corp.*	54,065
9,381	PayPal Holdings, Inc.*	2,008,660
243	Pegasystems, Inc.	31,804
830	Pluralsight, Inc., Class A*	13,595
640	PTC, Inc.*	69,024
1,471	Pure Storage, Inc., Class A*	26,875
6,847	QUALCOMM, Inc.	1,007,673
1,968	Sabre Corp.	22,140
5,278	salesforce.com, Inc.*	1,297,332
1,165	ServiceNow, Inc.*	622,751
965	Splunk, Inc.*	197,034

Shares	Description	Value

Common Stocks – (continued)
Information Technology – (continued)
915	Synopsys, Inc.*	$ 208,163
661	Teradata Corp.*	14,496
999	Teradyne, Inc.	110,230
5,588	Texas Instruments, Inc.	901,065
291	Trade Desk, Inc. (The), Class A*	262,211
1,994	Trimble, Inc.*	119,381
831	Twilio, Inc., Class A*	265,995
350	Universal Display Corp.	80,164
628	VeriSign, Inc.*	126,052
12,889	Visa, Inc., Class A	2,711,201
488	VMware, Inc., Class A*(a)	68,266
3,268	Western Union Co. (The)	73,726
1,049	Workday, Inc., Class A*	235,805
1,098	Xerox Holdings Corp.	24,035
417	Zebra Technologies Corp., Class A*	157,801
692	Zendesk, Inc.*	92,382

		49,947,655

Materials – 2.6%
1,683	Air Products and Chemicals, Inc.	471,476
808	Albemarle Corp.	109,864
421	Ashland Global Holdings, Inc.	31,646
665	Avery Dennison Corp.	99,311
1,612	Axalta Coating Systems Ltd.*	46,119
2,549	Ball Corp.	244,729
906	Celanese Corp.	117,173
1,631	CF Industries Holdings, Inc.	60,836
1,040	Crown Holdings, Inc.*	98,020
5,681	Dow, Inc.	301,150
1,042	Eastman Chemical Co.	101,491
1,906	Ecolab, Inc.	423,418
11,092	Freeport-McMoRan, Inc.	259,442
2,211	Graphic Packaging Holding Co.	33,872
817	International Flavors & Fragrances, Inc.(a)	91,586
3,004	International Paper Co.	148,638
4,028	Linde PLC (United Kingdom)	1,032,860
1,954	LyondellBasell Industries NV, Class A	166,285
501	Martin Marietta Materials, Inc.	133,081
6,141	Newmont Corp.	361,214
1,237	Sealed Air Corp.	55,739
800	Sonoco Products Co.	46,448
1,058	Vulcan Materials Co.	147,750

GOLDMAN SACHS JUST U.S. LARGE CAP EQUITY ETF

Schedule of Investments (continued)

November 30, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Materials – (continued)
2,045	Westrock Co.	$ 86,319

		4,668,467

Real Estate – 2.4%
3,370	American Tower Corp. REIT	779,144
1,123	Apartment Investment and Management Co., Class A REIT*	41,846
1,074	AvalonBay Communities, Inc. REIT	178,918
1,190	Boston Properties, Inc. REIT	116,810
714	Camden Property Trust REIT	70,565
2,547	CBRE Group, Inc., Class A*	155,724
3,165	Crown Castle International Corp. REIT	530,359
2,038	Digital Realty Trust, Inc. REIT	274,620
672	Equinix, Inc. REIT	468,915
2,807	Equity Residential REIT	162,581
959	Extra Space Storage, Inc. REIT	108,108
294	Howard Hughes Corp. (The)*	21,383
2,178	Iron Mountain, Inc. REIT	59,895
930	JBG SMITH Properties REIT	28,588
394	Jones Lang LaSalle, Inc.*	52,122
3,143	Kimco Realty Corp. REIT	45,385
1,787	Park Hotels & Resorts, Inc. REIT	29,164
5,611	Prologis, Inc. REIT	561,381
839	SBA Communications Corp. REIT	240,944
2,845	Ventas, Inc. REIT	136,304
5,694	Weyerhaeuser Co. REIT	165,354

		4,228,110

Utilities – 2.8%
2,039	Alliant Energy Corp.	107,252
4,060	American Electric Power Co., Inc.	344,654
456	Avangrid, Inc.	21,222
4,107	CenterPoint Energy, Inc.	95,241
2,329	CMS Energy Corp.	143,327
2,733	Consolidated Edison, Inc.	208,391
6,848	Dominion Energy, Inc.	537,500
1,588	DTE Energy Co.	199,786
6,002	Duke Energy Corp.	556,145
2,930	Edison International	179,785
2,809	Eversource Energy	245,816
7,962	Exelon Corp.	326,999
4,432	FirstEnergy Corp.	117,714
411	IDACORP, Inc.	37,228

Shares	Description	Value

Common Stocks – (continued)
Utilities – (continued)
1,594	MDU Resources Group, Inc.	$ 39,754
16,004	NextEra Energy, Inc.	1,177,734
1,631	OGE Energy Corp.	52,828
922	Pinnacle West Capital Corp.	75,466
4,120	Public Service Enterprise Group, Inc.	240,114
2,361	Sempra Energy	300,980

		5,007,936

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $143,401,292)		$178,623,561

Shares	Dividend Rate	Value

Securities Lending Reinvestment Vehicle – 0.1%(b)
Goldman Sachs Financial Square Government Fund – Institutional Shares
93,413	0.016%	$ 93,413
(Cost $93,413)

TOTAL INVESTMENTS – 99.9% (Cost $143,494,705)		$178,716,974

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.1%		288,902

NET ASSETS – 100.0%		$179,005,876

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	Represents an affiliated issuer.

Investment Abbreviations:
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

GOLDMAN SACHS EQUITY ETFS

Schedule of Investments (continued)

November 30, 2020 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Fund’s policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including Goldman Sachs Asset Management, L.P. (“GSAM”) assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Fund, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities – Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities may be valued at the closing bid price for long positions and at the closing ask price for short positions. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2.

Money Market Funds — Investments in the Goldman Sachs Financial Square Government Fund (“Underlying Fund”) are valued at the NAV per share of the Institutional Share class on the day of valuation. These investments are generally classified as Level 1 of the fair value hierarchy. For information regarding the Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

B. Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of the Fund’s investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining the Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

C. Fair Value Hierarchy — The following is a summary of the Funds’ investments classified in the fair value hierarchy as of November 30, 2020:

EQUAL WEIGHT U.S. LARGE CAP EQUITY ETF

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
North America	$436,364,940	$—	$—
Securities Lending Reinvestment Vehicle	1,697,821	—	—

Total	$438,062,761	$—	$—

HEDGE INDUSTRY VIP ETF

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Asia	$8,091,157	$—	$—
North America	125,931,334	—	—
South America	3,221,606	—	—

Total	$137,244,097	$—	$—

INNOVATE EQUITY ETF

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Asia	$53,216,887	$492,845	$—
Europe	34,322,532	—	—
North America	227,222,784	486,268	—
Oceania	1,054,983	—	—
South America	3,880,258	—	—

Total	$319,697,444	$979,113	$—

JUST U.S. LARGE CAP EQUITY ETF

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Europe	$1,032,860	$—	$—
North America	177,590,701	—	—
Securities Lending Reinvestment Vehicle	93,413	—	—

Total	$178,716,974	$—	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile noted in table.

For further information regarding security characteristics, see the Schedules of Investments.

GOLDMAN SACHS EQUITY ETFS

Schedule of Investments (continued)

November 30, 2020 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

D. Securities Lending — The Funds may lend their securities through a securities lending agent, the Bank of New York Mellon (“BNYM”), to certain qualified borrowers. In accordance with the Funds’ securities lending procedures, the Funds receive cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Funds, at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Dividend income received from securities on loan may not be subject to withholding taxes and therefore withholding taxes paid may differ from the amounts listed in the Statements of Operations. Loans of securities are terminable at any time and as such 1) the remaining contractual maturities of the outstanding securities lending transactions are considered to be overnight and continuous and 2) the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The Funds invest the cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial Square Government Fund (“Government Money Market Fund”), an affiliated series of the Goldman Sachs Trust. The Government Money Market Fund is registered under the Act as an open end investment company, is subject to Rule 2a-7 under the Act, and is managed by GSAM, for which GSAM may receive a management fee of up to 0.16% on an annualized basis of the average daily net assets of the Government Money Market Fund.

In the event of a default by a borrower with respect to any loan, BNYM may exercise any and all remedies provided under the applicable borrower agreement to make the Fund whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If BNYM is unable to purchase replacement securities, BNYM will indemnify the Fund by paying the Fund an amount equal to the market value of the securities loaned minus the value of cash collateral received from the borrower for the loan, subject to an exclusion for any shortfalls resulting from a loss of value in such cash collateral due to reinvestment risk. The Fund’s master netting agreements with certain borrowers provide the right, in the event of a default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. However, in the event of a default by a borrower, a resolution authority could determine that such rights are not enforceable due to the restrictions or prohibitions against the right of set-off that may be imposed in accordance with a particular jurisdiction’s bankruptcy or insolvency laws. The Funds’ loaned securities were all subject to enforceable Securities Lending Agreements and the value of the collateral was at least equal to the value of the cash received. Each of the Funds and BNYM received compensation relating to the lending of the Funds’ securities.

The Funds’ risks include, but are not limited to, the following:

Index Risk — GSAM (the “Index Provider”) constructs each Fund’s Index in accordance with a rules-based methodology. A Fund will be negatively affected by general declines in the securities and asset classes represented in its Index. In addition, because the Funds are not “actively” managed, unless a specific security is removed from an Index, a Fund generally would not sell a security because the security’s issuer was in financial trouble. Market disruptions and regulatory restrictions could have an adverse effect on a Fund’s ability to adjust its exposure to the required levels in order to track the Index. A Fund also does not attempt to take defensive positions under any market conditions, including declining markets. Therefore, a Fund’s performance could be lower than funds that may actively shift their portfolio assets to take advantage of market opportunities or to lessen the impact of a market decline or a decline in the value of one or more issuers. The Index Provider relies on third party data it believes to be reliable in constructing each Index, but it does not guarantee the accuracy or availability of such third party data. Errors in index data, index computation or the construction of an Index in accordance with its methodology may occur from time to time and may not be identified and corrected by the Index Provider for a period of time or at all, which may have an adverse impact on the applicable Fund and its shareholders. In addition, neither a Fund, the Investment Adviser, the Calculation Agent nor the Index Provider can guarantee the availability or timeliness of the production of the Index.

GOLDMAN SACHS EQUITY ETFS

Schedule of Investments (continued)

November 30, 2020 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Investment in Other Investment Companies Risks — As a shareholder of another investment company, including an ETF, a Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund. ETFs are subject to risks that do not apply to conventional mutual funds, including but not limited to the following: (i) the market price of the ETF’s shares may trade at a premium or a discount to their NAV; and (ii) an active trading market for an ETF’s shares may not develop or be maintained.

Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact the Fund and its investments. Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Market Trading Risk — Each Fund faces numerous market trading risks, including disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of an active trading market for Shares. If a shareholder purchases Shares at a time when the market price is at a premium to the NAV or sells Shares at a time when the market price is at a discount to the NAV, the shareholder may sustain losses. The Investment Adviser cannot predict whether Shares will trade below, at or above their NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the securities of a Fund’s Index trading individually or in the aggregate at any point in time.

Tracking Error Risk — Tracking error is the divergence of a Fund’s performance from that of its Index. The performance of a Fund may diverge from that of its Index for a number of reasons. Tracking error may occur because of transaction costs, a Fund’s holding of cash, differences in accrual of dividends, changes to its Index or the need to meet new or existing regulatory requirements. Unlike a Fund, the returns of an Index are not reduced by investment and other operating expenses, including the trading costs associated with implementing changes to its portfolio of investments. Tracking error risk may be heightened during times of market volatility or other unusual market conditions.